Inventories - Schedule of Inventories (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Inventories [Abstract]
Finished Goods	$ 547,981	$ 531,302	$ 877,847
Work-in-Process	1,976,318	989,712	1,233,462
Raw Materials	1,070,105	1,235,336	1,530,586
Total Inventory	$ 3,594,404	$ 2,756,350	$ 3,641,895